Trade and other payables - Additional information (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	$ 6,742,487	$ 392,346
Ecopetrol S.A.
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	6,098,606	3,667
Interconexion Electrica S.A
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	479,668	366,999
Inversiones de Gases de Colombia S.A.
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	110,997	$ 21,680
Oleoducto de Colombia S.A.
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	$ 53,216